SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 1,780,948	$ 8,547,509
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total		1,777,205
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total		4,936,680
Bank Loan Three [Member]
Short-Term Debt [Line Items]
Total	1,095,968	1,128,384
Bank Loan Four [Member]
Short-Term Debt [Line Items]
Total	684,980
Bank Loan Five [Member]
Short-Term Debt [Line Items]
Total		$ 705,240